Expenses for shipping activities and other expenses from operating activities (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of voyage expenses and commissions
Voyage expenses and commissions

(in thousands of USD)	2024	2023	2022
Commissions paid	(16,643)	(15,202)	(14,778)
Bunkers	(118,446)	(101,795)	(131,089)
Other voyage related expenses	(39,221)	(25,093)	(29,320)
Total voyage expenses and commissions	(174,310)	(142,090)	(175,187)

Schedule of vessel operating expenses	Vessel operating expenses

(in thousands of USD)	2024	2023	2022
Operating expenses	(185,327)	(210,527)	(199,286)
Insurance	(14,319)	(20,506)	(16,808)
Total vessel operating expenses	(199,646)	(231,033)	(216,094)

Schedule of general and administrative expenses
General and administrative expenses

(in thousands of USD)	2024	2023	2022
Wages and salaries	(20,797)	(10,342)	(8,272)
Social security costs	(3,293)	(1,204)	(1,242)
Provision for employee benefits (Note 18)	13	140	205
Cash-settled share-based payments (Note 24)	—	—	2,973
Equity-settled share-based payments (Note 24)	—	(3,945)	(2,411)
Other employee benefits	(2,019)	(1,047)	(919)
Capitalized costs	960	—	—
Employee benefits	(25,136)	(16,398)	(9,666)
Administrative expenses	(50,272)	(42,766)	(37,955)
Tonnage Tax	(2,205)	(3,586)	(4,343)
Claims	(477)	(76)	—
Provisions	324	294	262
Total general and administrative expenses	(77,766)	(62,532)	(51,702)

Average number of full time equivalents (shore staff including shipmanagement)	285.24	198.47	192.81